Liability Related to Warrants - Summary of Fair Value of Derivative Warrant Liabilities Estimated Using Black-Scholes Option Pricing Model (Details) - Black-Scholes Option Pricing Model	Dec. 31, 2022 $ / shares	Dec. 31, 2022	Mar. 31, 2022 $ / shares	Mar. 14, 2022 $ / shares	Dec. 31, 2021 $ / shares Y	Mar. 31, 2021 $ / shares
2020 Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			7.70			45.85
2020 Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			78.75		78.75	78.75
2020 Warrants | Dividend Yield
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			0.00			0.00
2020 Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			2.44		1.10	0.80
2020 Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			3.57		3.81	4.57
2020 Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			83.2		80.4	76.1
2021 Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			7.70			45.85
2021 Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			78.75		78.75	78.75
2021 Warrants | Dividend Yield
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			0.00			0.00
2021 Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			2.49		1.22	1.01
2021 Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			4.39		4.64	5.39
2021 Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			83.5		79.2	72.0
Series A Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	0.32		7.70	45.85
Series A Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	11.20	4.71	11.20	11.20
Series A Warrants | Dividend Yield
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			0.00	0.00
Series A Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input		4.02	1.94	2.12
Series A Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			5.46	5.50
Series A Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	94.2		77.5	76.1
Series B Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	0.32		7.70	45.85
Series B Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	11.20	0.71	11.20	11.20
Series B Warrants | Dividend Yield
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			0.00	0.00
Series B Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input		4.75	1.46	1.58
Series B Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			1.46	1.50
Series B Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	135.7		87.0	83.3